UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 028-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth F. Palumbo
Title:    Chief Financial Officer
Phone:    (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo           Greenwich, CT              November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $2,869,541
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number            Name
28-11725                        SCP Ocean Master Fund, LP
28-11269                        SCP Ocean Fund, LP
28-11268                        SCP Atlantic Fund, LP
28-11723                        SCP Atlantic Master Fund, LP
28-11732                        SCP Sakonnet Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF                       VALUE       SHRS OR   SH/ PUT/   INVSMT  OTHR     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP       (X$1000)    PRN AMT   PRN CALL   DSCRTN  MGRS  SOLE       SHARED  NONE

AETNA INC NEW                  COM                00817Y108   165,263     3,045,197 SH          SOLE   NONE   3,045,197
AMDOCS LTD                     ORD                G02602103   129,865     3,491,940 SH          SOLE   NONE   3,491,940
AMERICA MOVIL SAB DE CV        SPON ADR L SHS     02364W105   170,810     2,668,900 SH          SOLE   NONE   2,668,900
AMERICAN TOWER CORP            CL A               029912201    31,094       714,143 SH          SOLE   NONE     714,143
ANNALY CAP MGMT INC            COM                035710409    17,603     1,105,052 SH          SOLE   NONE   1,105,052
APPLE INC                      COM                037833100   230,793     1,503,829 SH          SOLE   NONE   1,503,829
CME GROUP INC                  COM                12572Q105    19,220        32,723 SH          SOLE   NONE      32,723
COGENT COMM GROUP INC          COM NEW            19239V302    31,247     1,338,787 SH          SOLE   NONE   1,338,787
CVS CAREMARK CORPORATION       COM                126650100   114,638     2,892,709 SH          SOLE   NONE   2,892,709
E M C CORP MASS                COM                268648102   245,991    11,826,495 SH          SOLE   NONE  11,826,495
FREEPORT-MCMORAN COPPER & GO   COM                35671D857    35,138       335,000     PUT     SOLE   NONE     335,000
GOLDMAN SACHS GROUP INC        COM                38141G104    19,852        91,592 SH          SOLE   NONE      91,592
LEHMAN BROS HLDGS INC          COM                524908100    44,596       722,429 SH          SOLE   NONE     722,429
LIBERTY GLOBAL INC             COM SER A          530555101   178,716     4,356,792 SH          SOLE   NONE   4,356,792
LIBERTY GLOBAL INC             COM SER C          530555309    42,532     1,100,145 SH          SOLE   NONE   1,100,145
MASTERCARD INC                 CL A               57636Q104   177,378     1,198,740 SH          SOLE   NONE   1,198,740
MEDTRONIC INC                  COM                585055106   236,853     4,198,777 SH          SOLE   NONE   4,198,777
MENS WEARHOUSE INC             COM                587118100    24,131       477,648 SH          SOLE   NONE     477,648
NEWS CORP                      CL A               65248E104    39,836     1,811,531 SH          SOLE   NONE   1,811,531
QUALCOMM INC                   COM                747525103   334,355     7,911,850 SH          SOLE   NONE   7,911,850
QUALCOMM INC                   COM                747525103     2,831        67,000     CALL    SOLE   NONE      67,000
SBA COMMUNICATIONS CORP        COM                78388J106   109,063     3,091,355 SH          SOLE   NONE   3,091,355
SIRIUS SATELLITE RADIO INC     NOTE  2.500% 2/1   82966UAC7    31,501    30,130,000 PRN         SOLE   NONE  30,130,000
TEVA PHARMACEUTICAL INDS LTD   ADR                881624209   201,261     4,525,781 SH          SOLE   NONE   4,525,781
UNITED THERAPEUTICS CORP DEL   COM                91307C102   122,327     1,838,394 SH          SOLE   NONE   1,838,394
WATERS CORP                    COM                941848103    57,634       861,240 SH          SOLE   NONE     861,240
ZIMMER HLDGS INC               COM                98956P102    55,013       679,256 SH          SOLE   NONE     679,256



SK 03971 0001 828462